CUSTOMER RECEIVABLE AND PAYABLES	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
CUSTOMER RECEIVABLE AND PAYABLES
CUSTOMER RECEIVABLE AND PAYABLES

NOTE 6 – CUSTOMER RECEIVABLE AND PAYABLES

Accounts receivable from and payable to customers at December 31, 2024, include cash and margin accounts. Securities owned by customers are held as collateral for any unpaid amounts. Such collateral is not reflected in the financial statements. The Company provides an allowance for doubtful accounts, as needed, for accounts in which collection is uncertain. Management periodically evaluates each account on a case-by-case basis to determine impairment. Accounts that are deemed uncollectible are written off to bad debt expense. Bad debt expense net of bad debt recoveries and trading error adjustments for the three- and six-month period ended December 31, 2024 was $5,707 and $6,346, respectively and $0 for the three and six months period ended December 31, 2023.

NOTE 7 – CUSTOMER RECEIVABLE AND PAYABLES

Accounts receivable from and payable to customers at June 30, 2024, include cash and margin accounts. Securities owned by customers are held as collateral for any unpaid amounts. Such collateral is not reflected in the financial statements. The Company provides an allowance for doubtful accounts, as needed, for accounts in which collection is uncertain. Management periodically evaluates each account on a case-by-case basis to determine impairment. Accounts that are deemed uncollectible are written off to bad debt expense. Bad debt expense net of bad debt recoveries and trading error adjustments for the six months period ended June 30, 2024 was $15,000 and zero for the year ended December 31, 2023 and December 31, 2022.